JOINT VENTURES AND ASSOCIATES (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
JOINT VENTURES
Assets in joint ventures and associates	$ 42,402,217		$ 42,402,217		$ 39,296,810
Liabilities in joint ventures and associates	115,983		115,983		622,823
Share of profit or loss of joint ventures and associates	2,052,296	$ 40,048	3,560,967	$ 882,288
Trigall Genetics S.A.
JOINT VENTURES
Liabilities in joint ventures and associates	115,983		115,983		622,823
Share of profit or loss of joint ventures and associates			506,840	595,889
Synertech Industrias S.A.
JOINT VENTURES
Assets in joint ventures and associates	39,205,548		39,205,548		36,026,710
Share of profit or loss of joint ventures and associates			3,178,839	349,012
Alfalfa Technologies S.R.L
JOINT VENTURES
Assets in joint ventures and associates	36,503		36,503		36,502
Moolec Science S.A.
JOINT VENTURES
Assets in joint ventures and associates	$ 3,160,166		3,160,166		$ 3,233,598
Share of profit or loss of joint ventures and associates			$ (124,712)
Indrasa Biotecnologia S.A.
JOINT VENTURES
Share of profit or loss of joint ventures and associates				$ (62,613)